Operations Classified as Held for Sale - Balance Sheet Breakdown Of Asset Held For Sale And Liabilities Assumed (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale	€ 15,413	€ 818
Liabilities associated with non-current assets and disposal groups held for sale	4,791	380
Telefónica United Kingdom
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale	13,053
Liabilities associated with non-current assets and disposal groups held for sale	3,704
Telxius Towers
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale	1,912
Liabilities associated with non-current assets and disposal groups held for sale	866
Telefónica Móviles El Salvador
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale		327
Liabilities associated with non-current assets and disposal groups held for sale		136
Telefónica de Costa Rica TC, S.A.
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale	420	439
Liabilities associated with non-current assets and disposal groups held for sale	221	244
Other subsidiaries
Disclosure of subsidiaries [line items]
Non-current assets and disposal groups held for sale	28	€ 52
Liabilities associated with non-current assets and disposal groups held for sale	€ 0